Annual Total Returns - Fidelity® Small Cap Enhanced Index Fund [BarChart] - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-09 - Fidelity® Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	19.33%
Annual Return 2013	38.66%
Annual Return 2014	5.50%
Annual Return 2015	(1.88%)
Annual Return 2016	22.84%
Annual Return 2017	7.22%
Annual Return 2018	(13.04%)
Annual Return 2019	23.65%
Annual Return 2020	18.53%
Annual Return 2021	20.54%